Business Combinations - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($)	[1]	Dec. 31, 2021 SGD ($)	[1]	Oct. 13, 2022 SGD ($)	Mar. 17, 2022 SGD ($) shares	Mar. 17, 2022 USD ($) $ / shares shares
Disclosure of detailed information about business combination [line items]
Issued Capital Ordinary Share | shares							13,193,068	13,193,068
Purchase price per share | (per share)	$ 11.28							$ 10
Aggregate gross proceeds								$ 131,930,680
Aggregate gross proceeds, equivalent							$ 178,653,000
Exchanged Ordinary Shares | shares	128,376,418
Share Listing Expense	$ 0	$ 104,950,000		$ 0
Percentage of issued share capital						100.00%
Percentage of outstanding share capital						100.00%
Total purchase price						$ 2,308,000
Panama [member]
Disclosure of detailed information about business combination [line items]
Issued Capital Ordinary Share | shares							3,555,946	3,555,946

[1]	Certain amounts in the prior year have been (i) reclassified to conform to the current year presentation (see Note 29) (2022 and 2021) and (ii) re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022 (see Note 2) (2022 only).